MADISON COVERED CALL &
EQUITY STRATEGY FUND

FIFTH AMENDED AND RESTATED
BY-LAWS
These Amended and Restated By-Laws (the
"By-Laws") are made and adopted pursuant to Section 3.9 of the Agreement and Declaration of Trust establishing Madison
Covered Call & Equity Strategy Fund (the
"Trust"), dated as of May 6, 2004, as from time to time amended hereafter (the
"Declaration"). All words and terms
capitalized in these By-Laws shall have the meaning or meanings set forth for such words or terms in the Declaration.

ARTICLE I
Shareholder Meetings
1.1.	Chairman.  The Chairman, if any,
shall act as chairman at all meetings of the Shareholders; in the Chairman's absence, the Trustee or Trustees present at each meeting may elect a temporary chairman for the meeting, who may be one of themselves.

1.2.	Proxies; Voting.  Shareholders may
vote either in person or by duly executed proxy and each full share represented at the meeting shall have one vote, all as provided in Article 10 of the Declaration.

1.3.	Fixing Record Dates.  For the
purpose of determining the Shareholders
who are entitled to notice of or to vote or act at any meeting, including any adjournment thereof, or who are entitled to participate in any dividends, or for any other proper purpose, the Trustees may from time to time, without closing the transfer books, fix a record date in the manner provided in
Section 10.3 of the Declaration. If the
Trustees do not prior to any meeting of
Shareholders so fix a record date or close the transfer books, then the date of mailing notice of the meeting or the date upon which the dividend resolution is adopted, as the case may be, shall be the record date.

1.4.	Inspectors of Election.  In advance
of any meeting of Shareholders, the Trustees may appoint Inspectors of Election to act at the meeting or any adjournment thereof. If
Inspectors of Election are not so appointed, the Chairman, if any, of any meeting of Shareholders may, and on the request of any Shareholder or Shareholder proxy shall, appoint Inspectors of Election of the meeting. The number of Inspectors of Election shall be either one or three. If appointed at the meeting on the request of one or more Shareholders or proxies, a majority of Shares present shall determine whether one or three Inspectors of Election are to be appointed, but failure to allow such determination by the Shareholders shall not affect the validity of the appointment of Inspectors of Election. In case any person appointed as Inspector of Election fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by the Trustees in advance of the convening of the meeting or at the meeting by the person acting as chairman. The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Shareholders. If there are three Inspectors of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all. On request of the Chairman, if any, of the meeting, or of any Shareholder or Shareholder proxy, the
Inspectors of Election shall make a report in writing of any challenge or question or matter determined by them and shall execute a certificate of any facts found by them.

1.5.	Records at Shareholder Meetings.
At each meeting of the Shareholders, there shall be made available for inspection at a convenient time and place during normal business hours, if requested by Shareholders, the minutes of the last previous Annual or Special Meeting of Shareholders of the Trust and a list of the Shareholders of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be. Such list of Shareholders shall contain the name and the address of each Shareholder in alphabetical order and the number of Shares owned by such Shareholder. Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are granted to shareholders of a Delaware business corporation.

1.6.	Notice of Shareholder Business
and Nominations.
      (A)	Annual Meetings of
Shareholders.
            (1)	Nominations of
persons for election as a Trustee of the Trust
and the proposal of other business to be
considered by the Shareholders may be
made at an annual meeting of Shareholders
only (a) pursuant to the Trust's notice of
meeting (or any supplement thereto), (b) by
or at the direction of the Board of Trustees
or any committee thereof or (c) by any
Shareholder of the Trust who was a
Shareholder of record of the Trust at the
time the notice provided for in this Section
1.6 is delivered to the Secretary of the Trust,
who is entitled to make nominations or
proposals at the meeting and who complies
with the notice procedures set forth in this
Section 1.6.
            (2)	For any nominations
or other business to be properly brought
before an annual meeting by a Shareholder
pursuant to clause (c) of paragraph (A) (1)
of this Section 1.6, the Shareholder (the
"Recommending Shareholder") must have
given timely notice thereof in writing to the
Trust, to the attention of the Secretary of the
Trust, at the address of the principal
executive offices of the Trust, and any such
proposed business (other than the
nominations of persons for election to the
Trust) must constitute a proper matter for
Shareholder action. To be timely, a
Recommending Shareholder's notice shall
be delivered to or mailed and received by
the Secretary of the Trust at the principal
executive offices of the Trust not later than
the close of business on the ninetieth (90th)
day, nor earlier than the close of business on
the one hundred twentieth (120th) day, prior
to the first anniversary of the preceding
year's annual meeting (provided, however,
that in the event that the date of the annual
meeting is advanced or delayed by more
than thirty (30) days from  such anniversary
date, or in the event that no annual meeting
was held the preceding year, notice by the
Recommending Shareholder will be timely
if so delivered not later than the close of
business on the tenth (10th) day following
the day on which "public announcement" (as
defined below) of the date of such meeting
is first made by the Trust).  In no event shall
the public announcement of an adjournment
or postponement of an annual meeting
commence a new time period (or extend any
time period) for the giving of a
Shareholder's notice as described above.
Such Recommending Shareholder's notice
shall set forth: (a) as to each person whom
the Recommending Shareholder proposes to
nominate for election as a Trustee (each, a
"Candidate"), the information required in
Section 1.6(C), as applicable; (b) as to any
other business that the Recommending
Shareholder proposes to bring before the
meeting, a brief description of the business
desired to be brought before the meeting, the
text of the proposal or business (including
the text of any resolutions proposed for
consideration), the reasons for conducting
such business at the meeting and any
material interest in such business of such
Recommending Shareholder and the
beneficial owner, if any, on whose behalf
the proposal is made; and (c) as to the
Recommending Shareholder giving the
notice and the beneficial owner, if any, on
whose behalf the nomination or proposal is
made, the information required by Section
1.6(C), as applicable, and a representation
whether the Recommending Shareholder or
the beneficial owner, if any, intends or is
part of a group which intends (i) to deliver a
proxy statement and/or form of proxy to
holders of at least the percentage of the
Trust's outstanding Shares required to
approve or adopt the proposal or elect the
nominee and/or (ii) otherwise to solicit
proxies from Shareholders in support of
such proposal or nomination.  The foregoing
notice requirements of this Section 1.6 shall
be deemed satisfied by a Recommending
Shareholder with respect to business other
than a nomination if the Recommending
Shareholder has notified the Trust of his, her
or its intention to present a proposal at an
annual meeting in compliance with
applicable rules and regulations promulgated
under the Exchange Act and such
Recommending Shareholder's proposal has
been included in a proxy statement that has
been prepared by the Trust to solicit proxies
for such annual meeting.  The Trust may
require any proposed nominee to furnish
such other information as it may reasonably
require to determine the eligibility of such
proposed nominee to serve as a Trustee of
the Trust.
            (3)	Notwithstanding
anything in the second sentence of
paragraph (A)(2) of this Section 1.6 to the
contrary, in the event that the number of
Trustees to be elected to the Board of
Trustees of the Trust is increased effective at
the annual meeting and there is no public
announcement by the Trust naming the
nominees for the additional trusteeships at
least one hundred (100) days prior to the
first anniversary of the preceding year's
annual meeting, a Recommending
Shareholder's notice required by this
Section 1.6 shall also be considered timely,
but only with respect to nominees for the
additional trusteeships, if it shall be
delivered to the Secretary of the Trust at the
principal executive offices of the Trust not
later than the close of business on the tenth
(10th) day following the day on which such
public announcement is first made by the
Trust.
        (B)	Special Meetings of
Shareholders.  Special meetings of
Shareholders shall be called only as
contemplated by Section 10.1 of the
Declaration.  Only such business shall be
conducted at a special meeting of
Shareholders as shall have been brought
before the meeting pursuant to the Trust's
notice of meeting.  Nominations of persons
for election to the Board of Trustees may be
made at a special meeting of Shareholders at
which Trustees are to be elected pursuant to
the Trust's notice of meeting (1) by or at the
direction of the Board of Trustees or any
committee thereof or (2) by any Shareholder
of the Trust who is a Shareholder of record
at the time the notice provided for in this
Section 1.6 is delivered to the Secretary of
the Trust, who is entitled to nominate
persons for election as Trustees at the
meeting and who complies with the notice
procedures set forth in this Section 1.6.  In
the event a special meeting of Shareholders
is called pursuant to Section 10.1 of the
Declaration for the purpose of electing one
or more Trustees to the Board of Trustees,
any such Shareholder entitled to nominate
persons at such election of Trustees may
nominate a person or persons (as the case
may be) for election to such position(s) as
specified in the Trust's notice of meeting, if
the Shareholder's notice required by
paragraph (A)(2) of this Section 1.6 shall be
delivered to or mailed and received by the
Secretary of the Trust at the principal
executive offices of the Trust not earlier
than the close of business on the one
hundred twentieth (120th) day prior to such
special meeting and not later than the close
of business on the later of the ninetieth (90th)
day prior to such special meeting or the
tenth (10th) day following the day on which
public announcement is first made of the
date of the special meeting and of the
nominees proposed by the Board of Trustees
to be elected at such meeting.  In no event
shall the public announcement of an
adjournment or postponement of a special
meeting commence a new time period (or
extend any time period) for the giving of a
Shareholder's notice as described above.
        (C)	Requirements for
Shareholder Recommendations.  Notice of
nominations of persons for election as a
Trustee of the Trust by any Recommending
Shareholder of the Trust (each, a
"Shareholder Recommendation") must
include:
(1) a statement in writing
setting forth -
(a) the name, age,
date of birth, business
address, residence
address and
citizenship of the
Candidate,
(b) as to each of the
Recommending
Shareholder, the
Candidate and any
Shareholder
Associated Person (as
defined below), the
class or series and
number of all shares
of the applicable
Trust (the "Trust
Shares") owned of
record or beneficially
by such
Recommending
Shareholder,
Candidate or
Shareholder
Associated Person,
the date(s) on which
such Trust Shares
were acquired, the
investment intent of
such acquisition(s),
and any short interest
(including any
opportunity to profit
or share in any benefit
from any decrease in
the price of such
shares or other
security) in any Trust
Shares of any such
person (whether or
not such person
maintains a "net long"
position),
(c) information as to
the Candidate's
knowledge of the
investment company
industry, experience
as a trustee or senior
officer of a public
company,
directorships or
trusteeships on the
boards of other
registered investment
companies and
educational
background,
(d) a description of
any agreement,
arrangement or
understanding
(including any
derivative or short
positions, profit
interests, options,
warrants, stock
appreciation or
similar rights,
hedging transactions,
and borrowed or
loaned shares) that
has been entered into
as of the date of the
Shareholder
Recommendation by,
or on behalf of, the
Recommending
Shareholder, the
Candidate and/or a
Shareholder
Associated Person,
the effect or intent of
which is to mitigate
loss to, manage risk
or benefit of share
price changes for, or
increase or decrease
the voting power of,
such Recommending
Shareholder,
Candidate or
Shareholder
Associated Person
with respect to any
Trust Shares,
(e) the nominee
holder for, and
number of, any Trust
Shares owned
beneficially but not of
record by the
Recommending
Shareholder, the
Candidate or a
Shareholder
Associated Person
and evidence
establishing such
beneficial owner's
indirect ownership of
and entitlement to
vote such Trust
Shares,
(f) to the extent
known by the
Recommending
Shareholder, the name
and address of any
other shareholder
supporting the
Candidate for election
as a Trustee of the
Trust on the date of
the Shareholder
Recommendation,
(g) a representation
that the
Recommending
Shareholder is a
holder of record of
Trust Shares entitled
to vote at the meeting
and intends to appear
in person at the
meeting to nominate
the Candidate,
(h) any other
information regarding
the Candidate called
for with respect to
director nominees by
paragraphs (a), (d),
(e), (f) of Item 401 of
Regulation S-K or
paragraph (b) of Item
22 of Rule 14a-101
(Schedule 14A) under
the Exchange Act
adopted by the
Securities and
Exchange
Commission (or the
corresponding
provisions of any
regulation or rule
subsequently adopted
by the Securities and
Exchange
Commission or any
successor agency
applicable to the
Trust),
(i) any other
information regarding
the Candidate that
would be required to
be disclosed if the
Candidate were a
nominee in a proxy
statement or other
filing required to be
made in connection
with solicitation of
proxies for election of
directors in an
election contest (even
if an election contest
is not involved)
pursuant to Section 14
of the Exchange Act
and the rules and
regulations
promulgated
thereunder, and
(j) whether the
Recommending
Shareholder believes
that the Candidate is
or will be an
"interested person" of
the Trust (as defined
in the 1940 Act) and,
if not an "interested
person," information
regarding the
Candidate that will be
sufficient for the
Trust to make such
determination;
(2) the written and signed
consent of the Candidate (x)
to be named as a nominee
and to serve as a Trustee if
elected; and (y) to complete a
trustees' and officer's
questionnaire if elected;
(3) a certificate executed by
the Candidate certifying that
the Candidate is not, and will
not become a party to, any
agreement, arrangement or
understanding with any
person or entity other than
the Trust in connection with
service or action as a Trustee
of the Trust that has not been
disclosed to the Trust;
(4) a written and signed
representation of the
Candidate that he or she (x) is
not ineligible to serve as a
Trustee under Section 9(a) of
the 1940 Act, (y) is not
covered by, or subject to a
proceeding regarding
Section 9(b) of the 1940 Act
and (z) will not serve as a
trustee or officer of another
closed end investment
company unless such
company is managed by the
Trust's investment manager
or investment adviser or by
an affiliate of either;
(5) the Recommending
Shareholder's name and
address as they appear on the
Trust's books;
(6) a description of any
personal and/or business
relationship or any
agreement, arrangement or
understanding with respect to
the nomination between or
among the Recommending
Shareholder, the Candidate,
the Shareholder Associated
Person, any of their
respective affiliates or
associates, and/or any others
acting in concert with any of
the foregoing (including their
names); and
(7) any other information as
the Committee may
reasonably require or deem
necessary to determine the
eligibility of the Candidate to
serve on the Board.
      (D)	General.
            (1)	"Shareholder
Associated Person" of any shareholder
means (x) any person acting in concert with
such shareholder (including, but not limited
to, in connection with the Shareholder
Recommendation), and (y) any person that
directly, or indirectly, through one or more
intermediaries, controls, or is controlled by,
or is under common control with, such
shareholder.
            (2)	Notwithstanding the
foregoing provisions of this Section 1.6,
unless otherwise required by law, if the
Recommending Shareholder (or a qualified
representative of the Recommending
Shareholder) does not appear at the
shareholder meeting to present the
nomination, then the nomination shall be
disregarded, notwithstanding that proxies
relating to the nomination may have been
received by the Trust. For purposes of this
Section 1.6, to be considered a qualified
representative of the Recommending
Shareholder, a person must be a duly
authorized officer, manager or partner of the
Recommending Shareholder or must be
authorized by a writing executed by the
Recommending Shareholder to act for the
Recommending Shareholder as proxy at the
meeting and such person must deliver a
copy of the writing to the Secretary at the
meeting.
            (3)	For a nomination to
be properly brought before any meeting of
shareholders pursuant to this Section 1.6, the
Recommending Shareholder must be (i) an
owner of record on the date of the
Shareholder Recommendation, on the record
date for such meeting and at the time of the
meeting, and/or (ii) a shareholder that holds
voting securities entitled to vote at meetings
of shareholders through a nominee or "street
name" holder of record (a "Nominee
Shareholder") and can demonstrate to the
Trust such indirect ownership and such
Nominee Shareholder's entitlement to vote
such securities, and is a Nominee
Shareholder on the date of the Shareholder
Recommendation, on the record date for
such meeting and at the time of the meeting.
            (4)	If information
submitted pursuant to this Section 1.6 by
any Recommending Shareholder shall be
inaccurate or incomplete in any material
respect, such information may be deemed
not to have been provided, and the
nomination in respect of which such
information is required may be deemed not
to have been made. Any such
Recommending Shareholder shall notify the
Trust of any inaccuracy or incompleteness
(with two business days of becoming aware
of such inaccuracy or change) in any such
information. Within five business days after
the record date related to the applicable
annual or special meeting of Shareholders,
and upon written request by the Secretary of
the Trust or the Board, within five business
days of delivery of such request (or such
other period as may be specified in such
request), any such Recommending
Shareholder shall provide (i) written
verification, satisfactory, in the discretion of
the Board or any authorized officer of the
Trust, to demonstrate the accuracy or certify
the completeness of any information
submitted or required to be submitted by the
Recommending Shareholder pursuant to this
Section 1.6, and (ii) a written update of any
information submitted by the
Recommending Shareholder pursuant to this
Section 1.6 as of the record date or a date
not later than such request by the Secretary
of the Trust or the Board. If the
Recommending Shareholder fails to provide
such written verification or written update
within such period, the information as to
which written verification or a written
update was requested may be deemed not to
have been provided, and the nomination in
respect of which such information is
required by this Section 1.6 may be deemed
not to have been made.
            (5)	Only such persons
who are nominated in accordance with the
procedures set forth in this Section 1.6 shall
be eligible to be elected at an annual or
special meeting of Shareholders of the Trust
to serve as Trustees and only such business
shall be conducted at a meeting of
Shareholders as shall have been brought
before the meeting in accordance with the
procedures set forth in this Section 1.6.  If
the Shareholders of any class or series of
Shares are entitled separately to elect one or
more Trustees, only such persons who are
holders of record of such class or series of
Shares at the time notice is provided
pursuant to this Section 1.6 shall be entitled
to nominate persons for election as a Trustee
by such class or series of Shares voting
separately.  Except as otherwise provided by
law, the chairman of the meeting shall have
the power and duty (a) to determine whether
a nomination or any business proposed to be
brought before the meeting was made or
proposed, as the case may be, in accordance
with the procedures set forth in this Section
1.6 (including whether the Shareholder or
beneficial owner, if any, on whose behalf
the nomination or proposal is made solicited
(or is part of a group which solicited) or did
not so solicit, as the case may be, proxies in
support of such Shareholder's nominee or
proposal in compliance with such
Shareholder's representation as required by
clause (A)(2)(c) of this Section 1.6) and (b)
if any proposed nomination or business was
not made or proposed in compliance with
this Section 1.6, to declare that such
nomination shall be disregarded or that such
proposed business shall not be transacted.
Notwithstanding the foregoing provisions of
this Section 1.6, unless otherwise required
by law, if the Shareholder (or a qualified
representative of the Shareholder) does not
appear at the annual or special meeting of
Shareholders of the Trust to present a
nomination or proposed business, such
nomination shall be disregarded and such
proposed business shall not be transacted,
notwithstanding that proxies in respect of
such vote may have been received by the
Trust.  For purposes of this Section 1.6, to
be considered a qualified representative of
the Shareholder, a person must be a duly
authorized officer, manager or partner of
such Shareholder or must be authorized by a
writing executed by such Shareholder to act
for such Shareholder as proxy at the meeting
of Shareholders and such person must
produce such writing at the meeting of
Shareholders.
            (6)	For purposes of this
Section 1.6, "public announcement" shall
include disclosure in a press release reported
by the Dow Jones News Service, Associated
Press or other national news service or in a
document publicly filed by the Trust with
the Securities and Exchange Commission
pursuant to Section 13, 14 or 15(d) of the
Exchange Act.
            (7)	Notwithstanding the
foregoing provisions of this Section 1.6, a
Shareholder shall also comply with all
applicable requirements of the Exchange
Act and the rules and regulations thereunder
with respect to the matters set forth in this
Section 1.6; provided however, that any
references in these By-laws to the Exchange
Act or the rules promulgated thereunder are
not intended to and shall not limit any
requirements applicable to nominations or
proposals as to any other business to be
considered pursuant to this Section 1.6, and
compliance with this Section 1.6 shall be the
exclusive means for a Shareholder to make
nominations or submit other business (other
than, as provided in the penultimate
sentence of A(2), matters brought properly
under and in compliance with Rule 14a-8 of
the Exchange Act, as may be amended from
time to time).
      (E)	Notwithstanding anything
contrary in this Section 1.6 or otherwise in
these By-laws, except with respect to
nominations of persons for election as a
Trustee of the Trust or as required by federal
law, no proposal of other business may be
considered or brought at a meeting of
Shareholders unless such matter has been
approved for these purposes by a majority of
the Trustees.
1.7.	Manner of Giving Notice:
Affidavit of Notice.  Notice of any meeting
of Shareholders shall be (i) given by
delivery, first-class mail, charges prepaid,
and (ii) addressed to the Shareholder at the
address of that Shareholder appearing on the
books of the Trust or its transfer agent or
given by the Shareholder to the Trust for the
purpose of notice.  If no such address
appears on the Trust's books or is not given
to the Trust, notice shall be deemed to have
been given if sent to that Shareholder by
first class mail to the Trust's principal
executive office, or if published at least once
in a newspaper of general circulation in the
county where that office is located.  Notice
shall be deemed to have been given at the
time when deposited in the mail or, where
notice is given by publication, on the date of
publication.
1.8.	Adjourned Meeting.  Subject to the
requirements of Section 10.3 of the
Declaration, any meeting of Shareholders,
whether or not a quorum is present, may be
adjourned from time to time by: (a) the vote
of the majority of the Shares represented at
that meeting, either in person or by proxy; or
(b) in his or her discretion by the chairman
of the meeting.  At any adjourned meeting,
any business may be transacted which might
have been transacted at the original meeting.
ARTICLE II
Trustees
2.1.	Annual and Regular Meetings.
Meetings of the Trustees shall be held from
time to time upon the call of the Chairman,
if any, the President, the Secretary or any
two Trustees. Regular meetings of the
Trustees may be held without call or notice
and shall generally be held quarterly.
Neither the business to be transacted at, nor
the purpose of, any meeting of the Board of
Trustees need be stated in the notice or
waiver of notice of such meeting, and no
notice need be given of action proposed to
be taken by unanimous written consent.

2.2.	Chairman.  The Board of Trustees
may elect from among its members a
Chairman of the Board who shall at all times be a trustee who is not an interested person of the Fund as that term is defined by the Investment Company Act of 1940. The
Chairman of the Board shall preside over all meetings of the Board of Trustees and shall have such other responsibilities in furthering the Board's functions as may be prescribed from time to time by resolution of the Board.
The Chairman of the Board, if any, shall, if present, preside at all meetings of the Shareholders and of the Trustees and shall exercise and perform such other powers and duties as may be from time to time assigned to such person by the Trustees. In absence of a chairman, the Trustees present shall elect one of their members to act as temporary chairman to preside over a meeting of the Trustees. The Chairman of the Board, if any, shall be elected by the Board of Trustees to hold office until his successor shall have been duly elected and shall have qualified, or until his death, or until he shall have resigned, or have been removed, as herein provided in these by-laws. Each Trustee, including the Chairman of the Board, if any, shall have one vote.

The Chairman of the Board, if any, may
resign at any time by giving written notice of resignation to the Board of Trustees. Any such resignation shall take effect at the time specified therein or, if the time when it shall become effective shall not be specified therein, immediately upon its receipt; and, unless otherwise specified therein, the acceptance of such resignation shall not be necessary to make it effective. The
Chairman of the Board, if any, may be
removed by the Board of Trustees with or without cause at any time.

2.3.	Records.  The results of all actions
taken at a meeting of the Trustees, or by unanimous written consent of the Trustees, shall be recorded by the person appointed by the Board of Trustees as the meeting secretary.

2.4.  	Standard of Care.  It shall be
understood that each Trustee, including the Chairman of the Board of the Trust or any chairman or member of any committee of the Board created herein or by the Board of Trustees shall have the same level of responsibility to the Trust required of his or her being a Trustee, regardless of (a) any other position held with the Trust, (b) the Trustee's individual training or expertise and (c) the role performed by the Trustee on behalf of the Trust in his or her capacity as Trustee even if such role requires the Trustee to possess specific or unique qualifications under applicable law or regulation. The Chairman of the Board of the Trust or any chairman or member of any committee of the Board created herein or by the Board of Trustees shall serve in such capacity for the Board of Trustees and does not serve in such capacity as an officer of the Trust.

2.5.	Indemnification. In accordance with
Section 5.2(d) of the Declaration, the rights accruing to any indemnitee under the provisions of Section 5.2 of the Declaration shall not exclude any other right which any person may have or hereafter acquire under the Declaration, these By-Laws, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled. For the avoidance of doubt, to the extent the Trust enters into a written agreement with any Trustee to indemnify such Trustee, any indemnification of such Trustee by the Trust shall be governed by the terms of such written agreement, including with respect to determinations required, applicable presumptions and burden of proof with respect to such Trustee's entitlement to indemnification and/or advancement of expenses.

ARTICLE III
Officers
3.1.	 Officers of the Trust.  The officers
of the Trust shall consist of a President, a Secretary, a Treasurer and such other officers or assistant officers as may be elected or authorized by the Trustees. Any two or more of the offices may be held by the same Person, except that the same person may not be both President and Secretary. No other officer of the Trust need be a Trustee.

3.2.	Election and Tenure.  At the initial
organization meeting, the Trustees shall elect the President, Secretary, Treasurer and such other officers as the Trustees shall deem necessary or appropriate in order to carry out the business of the Trust. Such officers shall serve at the pleasure of the Trustees or until their successors have been duly elected and qualified. The Trustees may fill any vacancy in office or add any additional officers at any time.

3.3.	Removal of Officers.  Any officer
may be removed at any time, with or
without cause, by action of a majority of the Trustees. This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment. Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the President or Secretary, and such resignation shall take effect immediately upon receipt by the Chairman, if any, President, or Secretary, or at a later date according to the terms of such notice in writing.

3.4	Bonds and Surety.  Any officer may
be required by the Trustees to be bonded for the faithful performance of such officer's duties in such amount and with such sureties as the Trustees may determine.

3.5.	President and Vice Presidents.
Subject to such supervisory powers, if any, as may be given by the Trustees to the Chairman, if any, the President shall be the chief executive officer of the Trust and, subject to the control of the Trustees, shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a corporation.
Subject to direction of the Trustees, the President shall have power in the name and on behalf of the Trust to execute any and all loans, documents, contracts, agreements, deeds, mortgages, registration statements, applications, requests, filings and other instruments in writing, and to employ and discharge employees and agents of the Trust.
Unless otherwise directed by the Trustees, the President shall have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons. The President shall have such further authorities and duties as the Trustees shall from time to time determine. In the absence or disability of the President, the Vice-Presidents in order of their rank as fixed by the Trustees or, if more than one and not ranked, the Vice-
President designated by the Trustees, shall perform all of the duties of the President, and when so acting shall have all the powers of and be subject to all of the restrictions upon the President. Subject to the direction of the Trustees, and of the President, each Vice-President shall have the power in the name and on behalf of the Trust to execute any and all instruments in writing, and, in addition, shall have such other duties and powers as shall be designated from time to time by the Trustees or by the President.

3.6.	Secretary.  The Secretary shall
maintain the minutes of all meetings of, and record all votes of, Shareholders, Trustees and the Executive Committee, if any. The
Secretary shall be custodian of the seal of the Trust, if any, and the Secretary (and any other person so authorized by the Trustees) shall affix the seal, or if permitted, facsimile thereof, to any instrument executed by the Trust which would be sealed by a Delaware business corporation executing the same or a similar instrument and shall attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Trust. The Secretary shall also perform any other duties commonly incident to such office in a Delaware business corporation, and shall have such other authorities and duties as the Trustees shall from time to time determine.

3.7.	Treasurer.  Except as otherwise
directed by the Trustees, the Treasurer shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Trust, and shall have and exercise under the supervision of the Trustees and of the President all powers and duties normally incident to the office. The Treasurer may endorse for deposit or collection all notes, checks and other instruments payable to the Trust or to its order. The Treasurer shall deposit all funds of the Trust in such depositories as the Trustees shall designate.
The Treasurer shall be responsible for such disbursement of the funds of the Trust as may be ordered by the Trustees or the President. The Treasurer shall keep accurate account of the books of the Trust's transactions which shall be the property of the Trust, and which together with all other property of the Trust in the Treasurer's possession, shall be subject at all times to the inspection and control of the Trustees.
Unless the Trustees shall otherwise
determine, the Treasurer shall be the
principal accounting officer of the Trust and shall also be the principal financial officer of the Trust. The Treasurer shall have such other duties and authorities as the Trustees shall from time to time determine.
Notwithstanding anything to the contrary herein contained, the Trustees may authorize any adviser, administrator, manager or transfer agent to maintain bank accounts and deposit and disburse funds of any series of the Trust on behalf of such series.

3.8.	Other Officers and Duties.  The
Trustees may elect such other officers and assistant officers as they shall from time to time determine to be necessary or desirable in order to conduct the business of the Trust.
Assistant officers shall act generally in the absence of the officer whom they assist and shall assist that officer in the duties of the office. Each officer, employee and agent of the Trust shall have such other duties and authority as may be conferred upon such person by the Trustees or delegated to such person by the President.

ARTICLE IV
Miscellaneous
4.1.	Depositories.  In accordance with
Section 7.1 of the Declaration, the funds of the Trust shall be deposited in such custodians as the Trustees shall designate and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including the adviser, administrator or manager), as the Trustees may from time to time authorize.

4.2.	Signatures.  All contracts and other
instruments shall be executed on behalf of the Trust by its properly authorized officers, agent or agents, as provided in the Declaration or By-laws or as the Trustees may from time to time by resolution provide.

4.3.	Seal.  The Trust is not required to
have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect. The seal, if any, of the Trust may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation. The presence or absence of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

ARTICLE V
Stock Transfers
5.1.	Transfer Agents, Registrars and
the Like. As provided in Section 6.7 of the Declaration, the Trustees shall have authority to employ and compensate such transfer agents and registrars with respect to the Shares of the Trust as the Trustees shall deem necessary or desirable. In addition, the Trustees shall have power to employ and compensate such dividend disbursing agents, warrant agents and agents for the reinvestment of dividends as they shall deem necessary or desirable. Any of such agents shall have such power and authority as is delegated to any of them by the Trustees.

5.2.	Transfer of Shares.  The Shares of
the Trust shall be transferable on the books of the Trust only upon delivery to the Trustees or a transfer agent of the Trust of proper documentation as provided in Section
6.8 of the Declaration. The Trust, or its transfer agents, shall be authorized to refuse any transfer unless and until presentation of such evidence as may be reasonably required to show that the requested transfer is proper.

5.3.	Registered Shareholders.  The
Trust may deem and treat the holder of
record of any Shares as the absolute owner thereof for all purposes and shall not be required to take any notice of any right or claim of right of any other person.

ARTICLE VI
Amendment of By-Laws
6.1.	Amendment and Repeal of By-
Laws. In accordance with Section 3.9 of the Declaration, the Trustees shall have the power to amend or repeal the By-Laws or adopt new By-Laws at any time; provided, however, that By-Laws adopted by the Shareholders may, if such By-Laws so state, be altered, amended or repealed only by the Shareholders by an affirmative vote of a majority of the outstanding voting securities of the Trust, and not by the Trustees. Action by the Trustees with respect to the By-Laws shall be taken by an affirmative vote of a majority of the Trustees. The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.
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